Calvert
Income Fund
June 30, 2022
Schedule of Investments (Unaudited)

Asset-Backed Securities — 11.1%

Security	Principal Amount (000's omitted)	Value
AASET US, Ltd., Series 2018-1A, Class C, 6.413%, 1/16/38(1)	$465	$ 117,258
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	1,250	1,148,914
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	2,527	2,452,356
Cologix Canadian Issuer, L.P., Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)(2)	2,700	1,971,973
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	4,000	3,634,363
Series 2021-1A, Class C, 5.99%, 12/26/51(1)	2,900	2,628,049
Conn's Receivables Funding, LLC, Series 2021-A, Class C, 4.59%, 5/15/26(1)	7,085	6,741,547
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,050	937,885
Diamond Infrastructure Funding, LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)	757	646,441
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	1,200	1,187,136
ExteNet, LLC:
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	1,913	1,850,048
Series 2019-1A, Class C, 5.219%, 7/26/49(1)	3,110	2,960,885
FMC GMSR Issuer Trust, Series 2021-GT2, Class A, 3.85%, 10/25/26(1)	3,360	3,007,995
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	1,363	1,317,263
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	1,783	1,624,837
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	1,138	1,087,681
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	381	299,906
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	220	170,996
Mosaic Solar Loan Trust:
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	118	108,868
Series 2020-1A, Class D, 6.91%, 4/20/46(1)	301	301,416
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	2,619	2,284,576
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	547	499,695
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	4,286	4,008,861
Oportun Issuance Trust, Series 2021-C, Class C, 3.61%, 10/8/31(1)	1,175	1,055,490
Pagaya AI Debt Selection Trust:
Series 2021-3, Class C, 3.27%, 5/15/29(1)	5,900	5,484,742
Series 2021-5, Class C, 3.93%, 8/15/29(1)	4,015	3,595,695
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	2,286	2,231,813
Security	Principal Amount (000's omitted)	Value
Planet Fitness Master Issuer, LLC: (continued)
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	$2,511	$ 2,239,895
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	645	557,844
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	1,380	1,157,825
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	4,787	4,480,897
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	426	413,126
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	2,934	2,784,632
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	2,673	2,653,512
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	720	692,850
Sunnova Helios II Issuer, LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)	1,037	883,212
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	940	858,837
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	444	419,012
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	1,596	1,499,128
Theorem Funding Trust, Series 2021-1A, Class B, 1.84%, 12/15/27(1)	928	851,470
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	362	352,531
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,545	2,219,836
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	687	549,242
Series 2020-A, Class C, 6.657%, 3/15/45(1)	371	244,470
Total Asset-Backed Securities (identified cost $83,064,288)		$76,215,008

Collateralized Mortgage Obligations — 4.6%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1C, 3.876%, (30-day average SOFR + 2.95%), 3/25/31(1)(3)	$1,130	$ 1,110,693
Series 2021-3A, Class M1B, 2.326%, (30-day average SOFR + 1.40%), 9/25/31(1)(3)	4,195	3,821,185
Eagle Re, Ltd., Series 2021-2, Class M1C, 4.376%, (30-day average SOFR + 3.45%), 4/25/34(1)(3)	2,810	2,756,646
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-DNA3, Class B2, 9.774%, (1 mo. USD LIBOR + 8.15%), 7/25/49(1)(3)	500	502,938
Series 2019-HQA4, Class B1, 4.574%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(3)	904	864,468

Calvert
Income Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes: (continued)
Series 2020-DNA6, Class B1, 3.926%, (30-day average SOFR + 3.00%), 12/25/50(1)(3)	$900	$ 774,077
Series 2020-HQA2, Class B1, 5.724%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(3)	1,748	1,631,554
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 5.974%, (1 mo. USD LIBOR + 4.35%), 7/25/31(1)(3)	1,295	1,295,489
Series 2019-R02, Class 1B1, 5.774%, (1 mo. USD LIBOR + 4.15%), 8/25/31(1)(3)	530	525,556
Series 2019-R02, Class 1M2, 3.924%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(3)	161	161,602
Series 2019-R03, Class 1B1, 5.724%, (1 mo. USD LIBOR + 4.10%), 9/25/31(1)(3)	1,050	1,039,141
Series 2019-R06, Class 2B1, 5.374%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(3)	2,062	1,955,863
Series 2019-R07, Class 1B1, 5.024%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(3)	4,664	4,348,145
Series 2020-R02, Class 2B1, 4.624%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(3)	1,497	1,342,888
Series 2021-R01, Class 1B2, 6.926%, (30-day average SOFR + 6.00%), 10/25/41(1)(3)	4,457	3,743,058
Series 2021-R02, Class 2B1, 4.226%, (30-day average SOFR + 3.30%), 11/25/41(1)(3)	543	467,857
Home Re, Ltd.:
Series 2021-1, Class M1C, 3.924%, (1 mo. USD LIBOR + 2.30%), 7/25/33(1)(3)	1,030	979,145
Series 2021-1, Class M2, 4.474%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(3)	4,340	3,964,499
Total Collateralized Mortgage Obligations (identified cost $33,920,686)		$31,284,804

Commercial Mortgage-Backed Securities — 7.1%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(4)	$11,165	$ 9,364,797
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(4)	4,545	3,754,109
BBCMS Mortgage Trust, Series 2017-DELC, Class F, 4.824%, (1 mo. USD LIBOR + 3.50%), 8/15/36(1)(3)	3,000	2,816,675
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 2.974%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(3)	5,509	5,166,525
Credit Suisse Mortgage Trust, Series 2022-CNTR, Class A, 5.223%, (30-day average SOFR + 3.944%), 1/15/24(1)(3)	3,859	3,568,102
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 4.874%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(3)	2,677	2,495,438
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust: (continued)
Series 2020-01, Class M10, 5.374%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(3)	$3,185	$ 2,873,910
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,485	704,498
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(4)	1,120	199,920
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class E, 3.274%, (1 mo. USD LIBOR + 1.95%), 11/15/34(1)(3)(5)	1,426	1,389,336
Series 2019-BPR, Class B, 3.674%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(3)(5)	6,576	6,292,346
Series 2019-BPR, Class C, 4.624%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(3)(5)	3,045	2,870,859
VMC Finance, LLC, Series 2021-HT1, Class B, 6.112%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(3)	7,908	7,406,866
Total Commercial Mortgage-Backed Securities (identified cost $55,129,403)		$48,903,381

Convertible Bonds — 0.3%

Security	Principal Amount (000's omitted)	Value
Technology — 0.3%
1Life Healthcare, Inc., 3.00%, 6/15/25	$2,215	$ 1,828,483
Total Convertible Bonds (identified cost $1,941,613)		$ 1,828,483

Corporate Bonds — 63.6%

Security	Principal Amount (000's omitted)	Value
Basic Materials — 0.3%
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	$2,596	$ 2,428,065
		$ 2,428,065
Communications — 5.3%
AT&T, Inc.:
3.10%, 2/1/43	$1,650	$ 1,229,744
3.50%, 9/15/53	1,750	1,329,449
3.55%, 9/15/55	9,042	6,789,681
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	7,960	6,323,141
Comcast Corp.:
2.887%, 11/1/51	3,396	2,430,470
2.937%, 11/1/56	1,399	975,007

Calvert
Income Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Communications (continued)
Discovery Communications, LLC, 5.20%, 9/20/47	$1,870	$ 1,607,784
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	2,435	1,887,125
NBCUniversal Media, LLC, 4.45%, 1/15/43	1,710	1,584,650
Nokia Oyj:
4.375%, 6/12/27	1,750	1,655,609
6.625%, 5/15/39	2,700	2,674,809
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	1,378	1,177,196
SES S.A., 5.30%, 4/4/43(1)	820	699,879
T-Mobile USA, Inc.:
2.25%, 2/15/26	458	413,003
2.25%, 11/15/31(6)	516	419,288
2.55%, 2/15/31	2,240	1,887,195
2.875%, 2/15/31	1,000	832,100
4.50%, 4/15/50	2,560	2,277,465
		$36,193,595
Consumer, Cyclical — 6.8%
American Airlines Pass-Through Trust, 4.40%, 9/22/23	$353	$336,974
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	3,341	3,081,404
5.75%, 4/20/29(1)	856	733,738
Aptiv PLC, 3.10%, 12/1/51	4,884	3,159,447
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)	1,673	1,449,387
6.875%, 11/1/35(6)	1,690	1,378,144
7.60%, 7/15/37	802	650,179
Brunswick Corp., 5.10%, 4/1/52	5,210	3,897,129
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	4,011	3,965,575
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	2,475	2,339,846
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	5,844	3,893,057
Ferguson Finance PLC, 4.65%, 4/20/32(1)	2,075	1,959,094
Ford Motor Co.:
3.25%, 2/12/32	2,879	2,163,209
4.75%, 1/15/43	2,483	1,776,684
General Motors Co., 5.15%, 4/1/38	3,000	2,620,611
General Motors Financial Co., Inc., 2.70%, 6/10/31	726	572,795
Hyatt Hotels Corp., 1.80%, 10/1/24	824	779,524
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	405	344,884
4.375%, 1/15/31(1)	2,721	2,324,278
Macy's Retail Holdings, LLC, 4.30%, 2/15/43	1,500	947,805
Magallanes, Inc., 5.141%, 3/15/52(1)	3,000	2,521,976
Security	Principal Amount (000's omitted)	Value
Consumer, Cyclical (continued)
MDC Holdings, Inc.:
2.50%, 1/15/31	$5,894	$ 4,356,270
6.00%, 1/15/43	1,540	1,260,408
		$ 46,512,418
Consumer, Non-cyclical — 5.7%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$732	$ 661,400
4.25%, 11/1/29(1)	4,166	3,669,118
Avantor Funding, Inc., 4.625%, 7/15/28(1)	3,609	3,317,862
Avon Products, Inc., 8.45%, 3/15/43	1,458	1,412,824
Block Financial, LLC, 3.875%, 8/15/30	3,362	3,026,969
Centene Corp.:
2.50%, 3/1/31	3,537	2,818,565
3.375%, 2/15/30	1,171	996,422
4.25%, 12/15/27	1,068	1,000,257
4.625%, 12/15/29	1,226	1,146,843
CVS Pass-Through Trust, 6.036%, 12/10/28	1,743	1,789,371
Ford Foundation (The), 2.415%, 6/1/50	1,695	1,212,380
Gilead Sciences, Inc., 2.60%, 10/1/40	3,500	2,564,387
Hikma Finance USA, LLC, 3.25%, 7/9/25(7)	2,038	1,937,160
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)(6)	3,003	2,649,517
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	1,768	1,458,246
Perrigo Finance Unlimited Co., 4.40%, 6/15/30	2,916	2,606,265
Royalty Pharma PLC:
3.35%, 9/2/51	2,054	1,396,032
3.55%, 9/2/50	2,772	1,941,046
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	2,227	1,761,022
3.00%, 10/15/30(1)	238	197,580
5.20%, 4/1/29(1)	1,625	1,598,121
		$39,161,387
Energy — 1.0%
NuStar Logistics, L.P.:
5.625%, 4/28/27	$1,077	$965,670
6.375%, 10/1/30	1,510	1,314,358
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	1,783	1,530,251
5.00%, 1/31/28(1)	3,769	3,420,820
		$7,231,099
Financial — 34.0%
AerCap Holdings N.V., 5.875% to 10/10/24, 10/10/79(8)	$504	$432,476

Calvert
Income Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/24	$517	$ 477,931
1.75%, 10/29/24	1,445	1,334,477
4.625%, 10/15/27	3,236	3,049,372
Affiliated Managers Group, Inc., 3.30%, 6/15/30	4,003	3,621,307
Agree, L.P., 2.00%, 6/15/28	1,393	1,191,220
Air Lease Corp.:
2.875%, 1/15/26	2,221	2,042,298
2.875%, 1/15/32	1,761	1,376,327
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	3,109	2,855,570
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	2,600	2,314,052
American Assets Trust, L.P., 3.375%, 2/1/31	4,214	3,610,444
American National Group, Inc., 6.144%, 6/13/32(1)	2,600	2,578,674
Aon Corp., 2.80%, 5/15/30	1,313	1,149,031
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(8)	2,114	1,995,405
Banco de Chile, 2.99%, 12/9/31(1)	1,647	1,378,308
Banco Mercantil del Norte S.A.:
7.625% to 1/10/28(1)(8)(9)	495	459,568
8.375% to 10/14/30(1)(8)(9)	1,195	1,155,404
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(8)	1,800	1,563,630
3.80%, 2/23/28	2,460	2,303,518
Bank of America Corp.:
2.456% to 10/22/24, 10/22/25(8)	3,800	3,623,492
2.482% to 9/21/31, 9/21/36(8)	11,619	9,024,424
3.846% to 3/8/32, 3/8/37(8)	7,322	6,337,025
Series Z, 6.50% to 10/23/24(8)(9)	2,430	2,412,699
Bank of Montreal, 3.088% to 1/10/32, 1/10/37(8)	2,123	1,739,611
BankUnited, Inc., 5.125%, 6/11/30	2,047	1,984,752
BBVA Bancomer S.A./Texas, 5.125% to 1/18/28, 1/18/33(1)(8)	3,947	3,348,911
BNP Paribas S.A.:
1.675% to 6/30/26, 6/30/27(1)(8)	4,770	4,210,177
4.625% to 2/25/31(1)(6)(8)(9)	967	716,062
BPCE S.A., 3.648% to 1/14/32, 1/14/37(1)(8)	1,261	1,058,495
Broadstone Net Lease, LLC, 2.60%, 9/15/31	2,073	1,692,893
Brookfield Finance, Inc., 4.70%, 9/20/47	3,500	3,073,163
Brown & Brown, Inc.:
2.375%, 3/15/31	219	173,584
4.20%, 3/17/32	278	253,386
Capital One Financial Corp.:
3.273% to 3/1/29, 3/1/30(8)	4,445	3,937,587
3.75%, 7/28/26	5,763	5,517,791
5.268% to 5/10/32, 5/10/33(8)	1,750	1,720,522
Security	Principal Amount (000's omitted)	Value
Financial (continued)
Charles Schwab Corp. (The):
4.00% to 6/1/26(8)(9)	$1,726	$ 1,465,219
Series G, 5.375% to 6/1/25(8)(9)	1,524	1,512,570
CI Financial Corp.:
3.20%, 12/17/30	4,088	3,200,644
4.10%, 6/15/51	1,257	816,412
Citigroup, Inc.:
3.785% to 3/17/32, 3/17/33(8)	3,650	3,291,840
4.00% to 12/10/25(8)(9)	2,510	2,177,425
4.075% to 4/23/28, 4/23/29(8)	925	880,116
4.125%, 7/25/28	1,530	1,469,208
4.60%, 3/9/26	2,150	2,156,596
Corporate Office Properties, L.P., 2.90%, 12/1/33	1,720	1,334,972
Credit Agricole S.A., 1.247% to 1/26/26, 1/26/27(1)(8)	1,632	1,439,299
Danske Bank A/S, 1.621% to 9/11/25, 9/11/26(1)(8)	3,504	3,139,696
Discover Bank, 4.682% to 8/9/23, 8/9/28(8)	2,672	2,598,691
Enact Holdings, Inc., 6.50%, 8/15/25(1)	5,320	5,027,347
EPR Properties, 3.75%, 8/15/29	6,012	5,009,266
Extra Space Storage, L.P., 2.55%, 6/1/31	2,585	2,129,549
Goldman Sachs Group, Inc. (The):
2.383% to 7/21/31, 7/21/32(8)	4,000	3,238,536
2.65% to 10/21/31, 10/21/32(8)	2,820	2,326,891
4.125% to 11/10/26(8)(9)	1,393	1,140,519
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	2,750	2,372,136
3.75%, 9/15/30(1)	2,215	1,770,704
6.00%, 4/15/25(1)	193	185,150
HSBC Holdings PLC, 4.755% to 6/9/27, 6/9/28(8)	2,488	2,420,945
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	4,752	3,896,640
5.00%, 7/15/28(1)	1,498	1,329,545
Itau Unibanco Holding S.A., 3.875% to 1/15/26, 4/15/31(1)(8)	2,339	2,061,244
JPMorgan Chase & Co.:
2.739% to 10/15/29, 10/15/30(8)	1,530	1,336,233
4.203% to 7/23/28, 7/23/29(8)	2,600	2,510,540
Series S, 6.75% to 2/1/24(6)(8)(9)	4,327	4,358,587
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	2,450	1,889,068
KKR Group Finance Co. X, LLC, 3.25%, 12/15/51(1)	882	626,094
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(8)	4,066	3,249,691
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(8)	1,642	1,555,140
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(8)	4,858	3,857,316
3.624%, 6/3/30(1)	1,776	1,550,638
Nationwide Building Society, 4.00%, 9/14/26(1)	1,719	1,658,878
Newmark Group, Inc., 6.125%, 11/15/23	3,997	3,988,975

Calvert
Income Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
OneMain Finance Corp., 3.50%, 1/15/27	$4,218	$ 3,380,368
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	1,959	1,443,479
Radian Group, Inc.:
4.875%, 3/15/27	6,373	5,721,209
6.625%, 3/15/25	1,344	1,314,553
Rocket Mortgage, LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(1)	1,034	857,424
3.875%, 3/1/31(1)	3,288	2,473,053
Sabra Health Care, L.P., 3.20%, 12/1/31	3,862	3,069,224
Santander UK Group Holdings PLC, 1.532% to 8/21/25, 8/21/26(8)	4,317	3,870,998
SITE Centers Corp., 3.625%, 2/1/25	3,000	2,918,737
Societe Generale S.A.:
1.488% to 12/14/25, 12/14/26(1)(8)	3,400	3,004,183
5.375% to 11/18/30(1)(8)(9)	1,032	802,380
6.221% to 6/15/32, 6/15/33(1)(8)	1,815	1,734,321
Standard Chartered PLC, 4.75% to 1/14/31(1)(6)(8)(9)	651	499,008
Stifel Financial Corp., 4.00%, 5/15/30	3,254	3,026,631
Sun Communities Operating, L.P.:
2.70%, 7/15/31	839	677,071
4.20%, 4/15/32	1,652	1,504,061
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(8)	2,376	2,305,728
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29(8)	1,589	1,536,346
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(8)	3,542	3,264,451
Toronto-Dominion Bank, 4.456%, 6/8/32	2,174	2,151,740
Truist Financial Corp., 5.10% to 3/1/30(8)(9)	3,231	2,940,210
UBS Group AG:
4.375% to 2/10/31(1)(6)(8)(9)	3,883	2,850,510
4.488% to 5/12/25, 5/12/26(1)(8)	1,279	1,275,874
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(8)	995	804,956
5.861% to 6/19/27, 6/19/32(1)(8)	2,100	1,850,279
United Overseas Bank, Ltd., 3.863% to 10/7/27, 10/7/32(1)(8)	2,395	2,293,305
Vornado Realty L.P., 3.40%, 6/1/31	3,385	2,844,681
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(8)	1,406	1,133,750
		$232,234,436
Industrial — 2.8%
Avnet, Inc., 3.00%, 5/15/31	$7,000	$5,795,193
Imola Merger Corp., 4.75%, 5/15/29(1)	3,699	3,107,123
Jabil, Inc., 3.00%, 1/15/31	6,070	5,103,967
Owens Corning, 3.95%, 8/15/29	1,411	1,310,214
Valmont Industries, Inc., 5.00%, 10/1/44	4,100	3,752,188
		$19,068,685
Security	Principal Amount (000's omitted)	Value
Technology — 3.0%
DXC Technology Co.:
1.80%, 9/15/26	$2,500	$ 2,248,468
2.375%, 9/15/28	852	733,987
HP, Inc., 4.00%, 4/15/29	2,156	2,021,851
Kyndryl Holdings, Inc.:
2.05%, 10/15/26(1)	2,012	1,695,156
2.70%, 10/15/28(1)	5,217	4,160,023
Micron Technology, Inc., 2.703%, 4/15/32	2,160	1,724,740
Microsoft Corp., 2.525%, 6/1/50	3,094	2,282,783
Seagate HDD Cayman, 5.75%, 12/1/34	6,113	5,390,453
		$20,257,461
Utilities — 4.7%
AES Corp. (The), 2.45%, 1/15/31	$4,947	$3,983,686
American Water Capital Corp., Class C, 3.25%, 6/1/51	3,600	2,777,919
Clearway Energy Operating, LLC:
3.75%, 1/15/32(1)	1,129	896,511
4.75%, 3/15/28(1)	1,953	1,760,330
Enel Finance International N.V., 5.00%, 6/15/32(1)	1,758	1,699,185
Engie Energia Chile S.A., 3.40%, 1/28/30(1)	3,460	2,945,014
MidAmerican Energy Co., 3.15%, 4/15/50	1,650	1,296,950
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(1)	136	130,376
4.50%, 9/15/27(1)	7,928	7,356,626
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	1,162	962,536
Northern States Power Co., 2.60%, 6/1/51	3,800	2,684,211
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	3,374	2,941,672
Terraform Global Operating, LLC, 6.125%, 3/1/26(1)	2,795	2,662,999
		$32,098,015
Total Corporate Bonds (identified cost $507,085,681)		$435,185,161

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(10)(11)	$1,500	$ 1,391,460
Total High Social Impact Investments (identified cost $1,500,000)		$ 1,391,460

Calvert
Income Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Preferred Stocks — 2.2%

Security	Shares	Value
Capital Markets — 0.3%
Stifel Financial Corp., 4.50%	103,500	$ 1,893,015
		$ 1,893,015
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp., Series C, 7.00% to 10/15/22(8)	24,000	$ 538,080
		$ 538,080
Oil, Gas & Consumable Fuels — 0.5%
NuStar Energy, L.P., Series B, 7.673%, (3 mo. USD LIBOR + 5.643%)(3)	169,688	$ 3,493,876
		$ 3,493,876
Real Estate Management & Development — 0.8%
Brookfield Property Partners, L.P.:
Series A, 5.75%	73,000	$1,246,840
Series A2, 6.375%	212,000	4,178,520
		$5,425,360
Wireless Telecommunication Services — 0.5%
United States Cellular Corp.:
5.50%	98,600	$1,831,002
6.25%	87,200	1,787,600
		$3,618,602
Total Preferred Stocks (identified cost $18,867,057)		$14,968,933

Senior Floating-Rate Loans(12) — 3.5%

Borrower/Description	Principal Amount (000's omitted)	Value
Airlines — 0.6%
SkyMiles IP, Ltd., Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 10/20/27	$3,900	$ 3,868,312
		$ 3,868,312
Automobiles — 0.1%
Bombardier Recreational Products, Inc., Term Loan, 3.666%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$1,135	$ 1,050,903
		$ 1,050,903
Diversified Telecommunication Services — 0.6%
CenturyLink, Inc., Term Loan, 3.916%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$1,650	$ 1,520,188
Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc., Term Loan, 3.416%, (1 mo. USD LIBOR + 1.75%), 3/1/27	$411	$ 382,390
UPC Financing Partnership, Term Loan, 4.324%, (1 mo. USD LIBOR + 3.00%), 1/31/29	600	569,500
Ziggo Financing Partnership, Term Loan, 3.824%, (1 mo. USD LIBOR + 2.50%), 4/30/28	1,680	1,569,750
		$ 4,041,828
IT Services — 0.3%
Asurion, LLC:
Term Loan, 4.791%, (1 mo. USD LIBOR + 3.13%), 11/3/23	$1,511	$ 1,453,219
Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 12/23/26	877	797,203
		$2,250,422
Real Estate Management & Development — 0.2%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$1,231	$1,160,350
		$1,160,350
Software — 1.3%
Banff Merger Sub, Inc., Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 10/2/25	$2,641	$2,461,560
Hyland Software, Inc., Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 7/1/24	1,429	1,384,505
Seattle Spinco, Inc., Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 6/21/24	760	724,591
Ultimate Software Group, Inc. (The), Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 5/4/26	1,634	1,545,267
VS Buyer, LLC, Term Loan, 4.666%, (1 mo. USD LIBOR + 3.00%), 2/28/27	2,668	2,529,841
		$8,645,764
Specialty Retail — 0.4%
Petsmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	$3,192	$3,009,418
		$3,009,418
Total Senior Floating-Rate Loans (identified cost $25,458,077)		$24,026,997

Calvert
Income Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Taxable Municipal Obligations — 0.3%

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.2%
California Health Facilities Financing Authority, (No Place Like Home Program), 2.984%, 6/1/33	$1,000	$ 880,180
		$ 880,180
Water and Sewer — 0.1%
San Diego County Water Authority, CA, Green Bonds, 1.951%, 5/1/34	$1,120	$ 877,598
		$ 877,598
Total Taxable Municipal Obligations (identified cost $2,120,000)		$ 1,757,778

U.S. Treasury Obligations — 4.2%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$3,166	$ 2,188,621
1.375%, 11/15/40	647	466,219
1.75%, 8/15/41	4,778	3,636,319
1.875%, 11/15/51	4,716	3,539,948
2.25%, 5/15/41	5,166	4,312,803
2.375%, 2/15/42	5,188	4,400,883
2.375%, 5/15/51	1,770	1,494,889
U.S. Treasury Notes:
0.375%, 9/30/27	900	782,982
0.625%, 7/31/26	650	589,532
1.50%, 1/31/27	503	469,706
2.75%, 4/30/27	4,657	4,594,604
2.875%, 4/30/29	1,976	1,953,153
Total U.S. Treasury Obligations (identified cost $33,062,219)		$28,429,659

Short-Term Investments — 2.6%
Affiliated Fund — 1.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(13)	9,938,246	$ 9,938,246
Total Affiliated Fund (identified cost $9,938,246)		$ 9,938,246
Securities Lending Collateral — 1.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(14)	8,070,515	$ 8,070,515
Total Securities Lending Collateral (identified cost $8,070,515)		$ 8,070,515
Total Short-Term Investments (identified cost $18,008,761)		$ 18,008,761
Total Investments — 99.7% (identified cost $780,157,785)		$682,000,425
Other Assets, Less Liabilities — 0.3%		$ 1,858,526
Net Assets — 100.0%		$683,858,951

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $307,909,972 or 45.0% of the Fund's net assets.
(2)	Principal Amount is denominated in Canadian dollars.
(3)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2022.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2022.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate.
(6)	All or a portion of this security was on loan at June 30, 2022. The aggregate market value of securities on loan at June 30, 2022 was $11,888,550 and the total market value of the collateral received by the Fund was $12,377,532, comprised of cash of $8,070,515 and U.S. government and/or agencies securities of $4,307,017.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of these securities is $1,937,160 or 0.3% of the Fund's net assets.

Calvert
Income Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	May be deemed to be an affiliated company.
(11)	Restricted security. Total market value of restricted securities amounts to $1,391,460, which represents 0.2% of the net assets of the Fund as of June 30, 2022.
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
(14)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,141,648	CAD	1,463,700	State Street Bank and Trust Company	8/31/22	$4,392	$ —
USD	963,333	CAD	1,235,336	State Street Bank and Trust Company	8/31/22	3,510	—
						$7,902	$ —
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	230	Long	9/30/22	$48,303,594	$(265,676)
U.S. 5-Year Treasury Note	123	Long	9/30/22	13,806,750	(113,602)
U.S. Long Treasury Bond	121	Long	9/21/22	16,773,625	(240,914)
U.S. Ultra-Long Treasury Bond	154	Long	9/21/22	23,768,937	(441,800)
U.S. Ultra 10-Year Treasury Note	(257)	Short	9/21/22	(32,735,375)	320,054
					$(741,938)
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$1,500,000

Calvert
Income Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
CAD	– Canadian Dollar
USD	– United States Dollar
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended June 30, 2022, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the fiscal year to date ended June 30, 2022, the Fund used futures contracts and options on futures contracts to hedge interest rate risk and to manage duration.
At June 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At June 30, 2022, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated issuers and funds was $21,882,247, which represents 3.2% of the Fund's net assets. Transactions in the Notes and affiliated issuers and funds by the Fund for the fiscal year to date ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units/Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class E, 3.274%, (1 mo. USD LIBOR + 1.95%), 11/15/34	$ —	$ 1,424,886	$ —	$ —	$(35,563)	$ 1,389,336	$ 19,571	$1,426,000
Series 2019-BPR, Class B, 3.674%, (1 mo. USD LIBOR + 2.10%), 5/15/36	6,245,300	—	—	—	43,298	6,292,346	125,688	6,576,000
Series 2019-BPR, Class C, 4.624%, (1 mo. USD LIBOR + 3.05%), 5/15/36	2,745,804	—	—	—	125,055	2,870,859	78,401	3,045,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	1,474,245	—	—	—	(82,785)	1,391,460	16,875	1,500,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	8,598,549	157,957,428	(166,552,872)	(2,245)	(860)	—	3,678	—
Liquidity Fund, Institutional Class(2)	—	56,090,626	(46,152,380)	—	—	9,938,246	8,951	9,938,246
Total				$(2,245)	$49,145	$21,882,247	$253,164

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Calvert
Income Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$76,215,008	$ —	$76,215,008
Collateralized Mortgage Obligations	—	31,284,804	—	31,284,804
Commercial Mortgage-Backed Securities	—	48,903,381	—	48,903,381
Convertible Bonds	—	1,828,483	—	1,828,483
Corporate Bonds	—	435,185,161	—	435,185,161
High Social Impact Investments	—	1,391,460	—	1,391,460
Preferred Stocks	14,968,933	—	—	14,968,933
Senior Floating-Rate Loans	—	24,026,997	—	24,026,997
Taxable Municipal Obligations	—	1,757,778	—	1,757,778
U.S. Treasury Obligations	—	28,429,659	—	28,429,659
Short-Term Investments:
Affiliated Fund	9,938,246	—	—	9,938,246
Securities Lending Collateral	8,070,515	—	—	8,070,515
Total Investments	$32,977,694	$649,022,731	$ —	$682,000,425
Forward Foreign Currency Exchange Contracts	$ —	$7,902	$ —	$7,902
Futures Contracts	320,054	—	—	320,054
Total	$33,297,748	$649,030,633	$ —	$682,328,381
Liability Description
Futures Contracts	$(1,061,992)	$ —	$ —	$(1,061,992)
Total	$(1,061,992)	$ —	$ —	$(1,061,992)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.